OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities, Current [Abstract]
Interest payable	$ 4,683	$ 2,138
Restructuring related payables	1,793	5,044
Tax authorities payables	10,342	7,645
Others	7,265	3,153
Total other current liabilities	$ 24,083	$ 17,980